Average Annual Total Returns{- Freedom 2025 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2025 Portfolio	VIP Freedom 2025 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2025 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2025 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2025 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2025 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2025 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2025 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2025 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2025 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWFV Past 1 year	IXWFV Past 5 years	IXWFV Past 10 years
Total	10.83%	11.53%	10.25%	10.71%	11.42%	10.14%	10.55%	11.24%	9.97%	28.71%	18.47%	16.55%	9.86%	10.60%	9.80%